Schedule of investments
Macquarie Small Cap Value Fund	August 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.69%♣
Consumer Discretionary — 9.40%
Acushnet Holdings	370,797	$ 28,421,590
Boyd Gaming	403,874	34,676,622
Choice Hotels International	155,459	18,589,787
Columbia Sportswear	245,743	13,692,800
Crocs †	107,677	9,389,434
Group 1 Automotive	114,021	52,994,680
KB Home	568,771	36,145,397
M/I Homes †	216,138	31,828,482
Meritage Homes	542,505	42,147,214
Patrick Industries	282,538	31,601,875
Steven Madden	917,242	26,636,708
Texas Roadhouse	128,793	22,223,232
		348,347,821
Consumer Staples — 1.65%
J & J Snack Foods	217,793	24,299,165
Performance Food Group †	362,302	36,737,423
		61,036,588
Energy — 6.19%
Gulfport Energy †	213,645	37,180,639
International Seaways	627,492	28,500,687
Kinetik Holdings	825,155	34,516,234
Kodiak Gas Services	970,419	34,731,296
Liberty Energy	1,002,918	11,282,828
Magnolia Oil & Gas Class A	1,332,090	33,142,399
Matador Resources	668,048	33,642,897
Noble	559,155	16,114,847
		229,111,827
Financials — 29.80%
Amalgamated Financial	584,754	16,893,543
Assurant	192,499	41,504,709
Axis Capital Holdings	694,982	68,511,325
Bank of NT Butterfield & Son	862,239	38,904,224
Bread Financial Holdings	501,058	33,165,029
Cadence Bank	1,072,234	40,358,888
Columbia Banking System	2,252,801	60,307,483
East West Bancorp	476,504	50,099,631
Essent Group	769,622	48,286,084
First Financial Bancorp	1,723,807	45,646,409
FNB	4,222,260	70,469,519
Hancock Whitney	1,152,717	72,528,954
NQ- 021 [0825] 1025 (4881848)    1

Schedule of investments
Macquarie Small Cap Value Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials (continued)
Hanover Insurance Group	286,033	$ 49,621,005
Hope Bancorp	3,074,856	34,223,147
Merchants Bancorp	607,933	19,709,188
Old National Bancorp	2,650,430	60,668,343
P10 Class A	1,847,903	22,803,123
Selective Insurance Group	313,729	24,543,020
Stewart Information Services	313,234	22,815,965
Stifel Financial	542,951	62,596,821
Synovus Financial	1,037,373	53,538,820
Valley National Bancorp	5,978,915	62,539,451
Voya Financial	399,991	30,035,324
Webster Financial	1,194,601	74,328,074
		1,104,098,079
Healthcare — 2.78%
ICU Medical †	174,291	22,249,989
Integer Holdings †	321,960	34,729,825
Merit Medical Systems †	245,298	22,209,281
Prestige Consumer Healthcare †	350,852	23,871,970
		103,061,065
Industrials — 19.98%
CACI International Class A †	112,499	53,968,020
Centuri Holdings †	1,246,279	26,470,966
Everus Construction Group †	261,545	20,515,590
Gates Industrial †	1,400,447	35,795,425
Griffon	513,746	39,126,895
Herc Holdings	268,372	35,100,374
Huron Consulting Group †	190,856	26,139,638
ITT	387,696	66,005,244
KBR	714,736	36,065,579
Kirby †	310,563	30,186,724
Leonardo DRS	581,179	24,211,917
MasTec †	335,522	60,960,992
NEXTracker Class A †	532,795	35,835,792
Regal Rexnord	219,957	32,846,179
Saia †	43,853	13,000,660
Terex	899,115	44,901,803
Timken	507,647	39,205,578
UniFirst	138,327	24,597,307
Werner Enterprises	1,072,563	30,943,442
WESCO International	155,014	34,078,278
2    NQ- 021 [0825] 1025 (4881848)

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials (continued)
Zurn Elkay Water Solutions	666,456	$ 30,230,444
		740,186,847
Information Technology — 8.37%
ACI Worldwide †	707,937	34,936,691
Allegro MicroSystems †	1,364,677	42,100,285
Belden	346,944	45,172,109
Diodes †	524,431	28,547,402
Flex †	340,384	18,251,390
N-able †	2,333,014	18,804,093
RingCentral Class A †	968,906	29,561,322
TD SYNNEX	287,947	42,636,312
TTM Technologies †	1,123,885	50,091,555
		310,101,159
Materials — 5.90%
Ashland	339,856	19,082,914
Avient	867,359	32,439,227
Constellium †	1,383,064	20,040,597
HB Fuller	446,300	27,246,615
Huntsman	1,012,801	11,302,859
Knife River †	275,616	22,324,896
Louisiana-Pacific	461,570	43,899,923
Ryerson Holding	639,066	14,570,705
Silgan Holdings	592,266	27,789,121
		218,696,857
Real Estate — 9.36%
Agree Realty	632,255	45,990,229
Apple Hospitality REIT	2,886,105	37,692,531
Centerspace	421,236	25,063,542
Independence Realty Trust	2,497,181	45,223,948
Kite Realty Group Trust	1,853,506	42,297,007
LXP Industrial Trust	4,974,034	45,164,229
National Health Investors	631,454	49,436,533
Newmark Group Class A	1,769,957	32,230,917
Plymouth Industrial REIT	1,068,895	23,515,690
		346,614,626
Utilities — 5.26%
Black Hills	569,875	34,084,224
MDU Resources Group	2,102,887	34,256,029
New Jersey Resources	546,334	25,836,135
NQ- 021 [0825] 1025 (4881848)    3

Schedule of investments
Macquarie Small Cap Value Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Utilities (continued)
OGE Energy	1,167,459	$ 52,138,719
Southwest Gas Holdings	608,215	48,584,214
		194,899,321
Total Common Stocks (cost $2,483,821,260)		3,656,154,190

Short-Term Investments — 1.21%
Money Market Mutual Funds — 1.21%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.18%)	11,235,513	11,235,513
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.21%)	11,235,512	11,235,512
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.26%)	11,235,511	11,235,511
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.19%)	11,235,511	11,235,511
Total Short-Term Investments (cost $44,942,047)		44,942,047
Total Value of Securities—99.90% (cost $2,528,763,307)		3,701,096,237

Receivables and Other Assets Net of Liabilities—0.10%		3,761,213
Net Assets Applicable to 51,076,261 Shares Outstanding—100.00%		$3,704,857,450
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
REIT – Real Estate Investment Trust
4    NQ- 021 [0825] 1025 (4881848)